Accounts Receivable (Tables)	6 Months Ended
Jan. 31, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	As of January 31,	As of July 31,
	2026	2025

Accounts receivable	$2,350,000	$750,000
Allowance for credit losses	-	-
Accounts receivable, net	$2,350,000	$750,000